Interest Expense, Net (Details) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Interest Expense (Income), net
Interest Income	$ (172)	$ (156)	$ (188)
Interest Expense	450	402	371
Interest expense, net	$ 278	$ 246	$ 183